Schedule of Current and Deferred Portions of Income Tax Expense (Benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense		¥ 1,515	¥ 377	¥ 1,355
Deferred income tax benefit	$ (329)	(2,403)	(2,403)	(2,403)
Income tax benefit	$ (122)	¥ (888)	¥ (2,026)	¥ (1,048)